Taxes Payable	6 Months Ended
Sep. 30, 2023
Tax Payable [Abstract]
TAXES PAYABLE	Note 13 – TAXES PAYABLE
	As of September 30, 2023	As of March 31, 2023
	USD	USD
Income taxes payable	93,822	95,888
Other taxes payable	—	117
Total taxes payable	93,822	96,005